NON-CONTROLLING INTERESTS - Preferred Equity (Details) shares in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CAD ($) shares	Apr. 30, 2021 USD ($)
Disclosure of preference shares [Line Items]
Dividends declared for the year ended		$ (2,530,000,000)	$ (2,299,000,000)	$ (1,769,000,000)
Distributions paid		27,000,000	26,000,000	26,000,000
Interest expense		1,627,000,000	1,224,000,000	981,000,000
Dividends paid		29,000,000	27,000,000	9,000,000
Perpetual subordinated notes
Disclosure of preference shares [Line Items]
Dividends declared for the year ended		(29,000,000)	(29,000,000)	(12,000,000)
Carrying value of non-controlling interests	$ 592,000,000	$ 592,000,000	592,000,000
Series 1 (C$136)
Disclosure of preference shares [Line Items]
Notional amount					$ 136
Earliest permitted redemption date		April 2025
Series 2 (C$113)
Disclosure of preference shares [Line Items]
Notional amount					113
Earliest permitted redemption date		April 2025
Series 3 (C$249)
Disclosure of preference shares [Line Items]
Notional amount					249
Earliest permitted redemption date		July 2024
Series 5 (C$103)
Disclosure of preference shares [Line Items]
Notional amount					103
Earliest permitted redemption date		April 2018
Series 6 (C$175)
Disclosure of preference shares [Line Items]
Notional amount					$ 175
Earliest permitted redemption date		July 2018
Perpetual subordinated notes
Disclosure of preference shares [Line Items]
Maximum capacity			$ 260,000,000			$ 350,000,000
Borrowings, interest rate			4.875%			4.625%
Interest expense		$ 29,000,000	$ 29,000,000	$ 12,000,000
Preferred equity
Disclosure of preference shares [Line Items]
Shares outstanding (in shares) | shares	31,030	31,030			31,030
Dividends declared for the year ended		$ 27,000,000	26,000,000
Carrying value of non-controlling interests	$ 583,000,000	$ 583,000,000	571,000,000
Series 1 (C$136)
Disclosure of preference shares [Line Items]
Shares outstanding (in shares) | shares	6,850	6,850			6,850
Cumulative dividend rate (%)		3.10%
Dividends declared for the year ended		$ 4,000,000	4,000,000
Carrying value of non-controlling interests	$ 129,000,000	$ 129,000,000	126,000,000
Series 2 (C$113)
Disclosure of preference shares [Line Items]
Shares outstanding (in shares) | shares	3,110	3,110			3,110
Cumulative dividend rate (%)		7.80%
Dividends declared for the year ended		$ 4,000,000	3,000,000
Carrying value of non-controlling interests	$ 58,000,000	$ 58,000,000	57,000,000
Series 3 (C$249)
Disclosure of preference shares [Line Items]
Shares outstanding (in shares) | shares	9,960	9,960			9,960
Cumulative dividend rate (%)		4.40%
Dividends declared for the year ended		$ 8,000,000	8,000,000
Carrying value of non-controlling interests	$ 187,000,000	$ 187,000,000	183,000,000
Series 5 (C$103)
Disclosure of preference shares [Line Items]
Shares outstanding (in shares) | shares	4,110	4,110			4,110
Cumulative dividend rate (%)		5.00%
Dividends declared for the year ended		$ 4,000,000	4,000,000
Carrying value of non-controlling interests	$ 77,000,000	$ 77,000,000	76,000,000
Series 6 (C$175)
Disclosure of preference shares [Line Items]
Shares outstanding (in shares) | shares	7,000	7,000			7,000
Cumulative dividend rate (%)		5.00%
Dividends declared for the year ended		$ 7,000,000	7,000,000
Carrying value of non-controlling interests	$ 132,000,000	$ 132,000,000	$ 129,000,000
Class A Preference Shares
Disclosure of preference shares [Line Items]
Percent of public float allowable for repurchase	10.00%
Repurchase of shares (in shares) | shares		0